Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Provision for expected credit losses	$ 5,480,283	$ 874,020	$ 1,813,957		$ 6,799,787
Retention receivables			8,033,290
Impairment loss on goodwill			1,500,000
Impairment of long-lived assets
Government Assistance, Operating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income	Other income
Government subsidies	$ 638,400				$ 257,074
US [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate		1
HK [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate		7.7799
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total contract value		5.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total contract value		10.00%
Goodwill [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss on goodwill			$ 1,500,000